LONG-TERM DEBT	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
This note provides information about the contractual terms of Pembina's interest-bearing long-term debt, which is measured at amortized cost.
Carrying Value, Terms and Conditions, and Debt Maturity Schedule

				Carrying Value
($ millions)	Authorized at December 31, 2025	Nominal Interest Rate	Year of Maturity	December 31, 2025	December 31, 2024
Variable rate debt
Senior unsecured credit facilities(1)(2)	3,493	4.00(3)	Various(1)	1,305	1,148
Fixed rate debt
Senior unsecured medium-term notes series 3	450	4.75	2043	450	450
Senior unsecured medium-term notes series 4	600	4.81	2044	600	600
Senior unsecured medium-term notes series 5	—	3.54	2025	—	550
Senior unsecured medium-term notes series 6	600	4.24	2027	600	600
Senior unsecured medium-term notes series 7	600	3.71	2026	600	600
Senior unsecured medium-term notes series 9	550	4.74	2047	550	550
Senior unsecured medium-term notes series 10	650	4.02	2028	650	650
Senior unsecured medium-term notes series 11	800	4.75	2048	800	800
Senior unsecured medium-term notes series 12	650	3.62	2029	650	650
Senior unsecured medium-term notes series 13	700	4.54	2049	700	700
Senior unsecured medium-term notes series 15	600	3.31	2030	600	600
Senior unsecured medium-term notes series 16	400	4.67	2050	400	400
Senior unsecured medium-term notes series 17	500	3.53	2031	500	500
Senior unsecured medium-term notes series 18	500	4.49	2051	500	500
Senior unsecured medium-term notes series 20	750	5.02	2032	750	750
Senior unsecured medium-term notes series 21	600	5.21	2034	600	600
Senior unsecured medium-term notes series 22	750	5.67	2054	750	750
Senior unsecured medium-term notes series 23	650	5.22	2033	650	650
Total fixed rate loans and borrowings outstanding				10,350	10,900
Deferred financing costs				11	12
Total loans and borrowings				11,666	12,060
Less current portion loans and borrowings				(600)	(1,525)
Total non-current loans and borrowings				11,066	10,535
Fixed-to-fixed rate subordinated notes
Subordinated notes, series 1	—	4.80	2081	—	596
Subordinated notes, series 2	425	5.95	2055	425	—
Subordinated notes, series 3	600	4.80	2081	600	—
				1,025	596
Deferred financing costs				(3)	—
Total fixed-to-fixed rate subordinated notes				1,022	596
(1)    Pembina's unsecured credit facilities include a $2.5 billion revolving facility that matures in June 2030, an unsecured $600 million non-revolving term loan that matures in October 2027, and a $50 million operating facility that matures in June 2026, which is typically renewed on an annual basis. During the fourth quarter of 2025, Pembina fully repaid the Canadian and U.S. term loans originally assumed from Alliance (December 31, 2024: $270 million and U.S. $240 million, respectively), prior to their contractual maturity dates in December 2025. The $2.5 billion revolving facility reflects the cancellation of the $1.0 billion sustainability-linked revolving credit facility in September 2025, which previously matured in June 2027, and its addition into the Revolving Facility.
(2)    Includes U.S. $250 million variable rate debt outstanding at December 31, 2025 (2024: U.S. $250 million). The U.S. dollar denominated non-revolving term loan is designated as a hedge of the Company's net investment in selected foreign operations with a U.S. dollar functional currency.
(3)    The nominal interest rate is the weighted average of all drawn credit facilities based on Pembina's credit rating at December 31, 2025. Borrowings under the credit facilities bear interest at prime rates, the Canadian Overnight Repo Rate Average ("CORRA"), or the USD Secured Overnight Financing Rate ("SOFR"), plus applicable margins.
On April 2, 2025, Pembina completed an extension on its unsecured U.S. $250 million non-revolving term loan, which now matures in April 2030.
On June 6, 2025, Pembina closed a $200 million offering of Fixed-to-Fixed Rate Subordinated Notes, Series 2 (the "Series 2 Subordinated Notes") due June 6, 2055. The Series 2 Subordinated Notes bear interest at a rate of 5.95 percent, which will reset on June 6, 2035, and on every fifth anniversary thereafter, based on the five-year Government of Canada yield plus 2.713 percent, provided that the interest rate during any subsequent fixed rate period will not be less than 5.95 percent. Pembina's Series 2 Subordinated Notes are subject to optional redemption by Pembina from March 6, 2035 to June 6, 2035, and thereafter, on any interest payment date or any interest reset date, as applicable. Pembina may also redeem the Series 2 Subordinated Notes in certain other limited circumstances. Pembina used the net proceeds of the offering of the Series 2 Subordinated Notes to fund the redemption of its outstanding Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 19 ("Series 19 Class A Preferred Shares") on June 30, 2025.
On July 23, 2025, Pembina announced the approval of amendments (the "Amendments") to the indenture governing Pembina's 4.80 percent Fixed-to-Fixed Rate Subordinated Notes, Series 1 (the "Series 1 Subordinated Notes") due January 25, 2081. The Amendments provided for, among other things, the exchange (the "Note Exchange") of all of the outstanding Series 1 Subordinated Notes for an equal principal amount of 4.80 percent Fixed-to-Fixed Rate Subordinated Notes, Series 3 of Pembina (the "Series 3 Subordinated Notes") due January 25, 2081. The Series 3 Subordinated Notes have the same economic terms as the Series 1 Subordinated Notes, including interest rate, interest payment dates, interest reset dates, maturity date and redemption provisions, but do not provide for an entitlement to delivery of preferred shares upon the occurrence of certain bankruptcy and related events. The Note Exchange was completed on July 25, 2025, following the execution of the supplemental indenture implementing the Amendments. The Series 3 Subordinated Notes rank equally in right of payment with the Series 2 Subordinated Notes. Pursuant to the mandatory redemption provisions attached to the Class A Preferred Shares, Series 2021-A (the "Series 2021-A Class A Preferred Shares"), in connection with the Note Exchange, on July 28, 2025, Pembina redeemed all of the issued and outstanding Series 2021-A Class A Preferred Shares (refer to the "Share Capital - Preferred Shares" section of this MD&A for further information).
On September 9, 2025, Pembina completed an extension on its $2.5 billion Revolving Facility, which now matures on June 1, 2030.
On October 10, 2025, Pembina closed a $225 million offering of Series 2 Subordinated Notes pursuant to a re-opening. Following closing of the offering of the Series 2 Subordinated Notes, $425 million aggregate principal amount of Series 2 Subordinated Notes are issued and outstanding. Pembina used the net proceeds of the offering to fund the redemption of its outstanding Cumulative Redeemable Rate Reset Class A Preferred Shares, Series 9 (the "Series 9 Class A Preferred Shares") on December 1, 2025 and for general corporate purposes.
On October 31, 2025, Pembina closed a $600 million Two-Year Term Loan with certain existing lenders. The proceeds of the Two-Year Term Loan have been used to repay the $270 million term loan outstanding at Alliance, and existing amounts drawn under Pembina's $2.5 billion revolving credit facility. The Two-Year Term Loan has an initial term of two years and is pre-payable at the option of Pembina. The other terms and conditions of the Two-Year Term Loan, including financial covenants, are substantially similar to Pembina's $2.5 billion revolving credit facility.
For more information about Pembina's exposure to interest rate, foreign currency and liquidity risk, see Note 23 Financial Instruments & Risk Management.
Covenants
Pembina is subject to certain financial covenants under its medium-term note indentures and credit facilities agreements and complies with all financial covenants as of December 31, 2025. Pembina's financial covenants under the indenture governing its medium-term notes and the agreements governing the credit facilities include the following:

Debt	Financial Covenant(1)	Ratio
Senior unsecured medium-term notes	Funded Debt to Capitalization	Maximum 0.70(2)
Credit facilities	Debt to Capital	Maximum 0.70(3)
(1)    Terms as defined in relevant agreements.
(2)    Covenant must be met at the reporting date and filed within 90 days after the end of each fiscal year and within 10 business days after filing of the Consolidated Financial Statements.
(3)    Covenant must be met at the reporting date and filed within 120 days after the end of each fiscal year and 60 days after each quarter.